Prospectus
November 30, 2022

Invesco Actively Managed Exchange-Traded Fund Trust
ICLO	Invesco AAA CLO Floating Rate Note ETF	CBOE BZX Exchange, Inc.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco AAA CLO Floating Rate Note ETF (the “Fund”) seeks current income and capital preservation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.26%

Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses	0.26%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$27	$84
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate note securities issued by collateralized loan obligations (CLOs) that are rated AAA (or equivalent by a nationally recognized statistical rating organization (“NRSRO”)) at the time of purchase. The Fund may invest in CLO securities of any maturity. A CLO is a trust that issues fixed- or floating-rate debt securities that are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The underlying loans in a CLO are selected by the CLO’s manager. The Fund may purchase CLO securities both in the primary markets (e.g. purchased directly from the issuer) and secondary markets.
The Fund may invest in CLO securities that are unrated, in which case the Fund’s sub-adviser, Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. In such instances, unrated CLO securities will be counted toward the 80%
investment strategy if determined to be equivalent to an AAA rating by the Sub-Adviser.
The Fund may invest up to 15% of its net assets in below AAA-rated CLO securities with a minimum rating of AA at the time of purchase, or if unrated, determined to be of comparable credit quality by the Sub-Adviser. The Fund will not invest in CLO securities that have a rating that is below AA (or equivalent by an NRSRO) at the time of purchase.
The Fund may invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies.
The Fund will primarily invest in CLOs whose underlying loan collateral is almost entirely comprised of broadly syndicated loans (i.e., loans with offering sizes that are typically greater than $250 million). The Fund may, however, invest up to 15% of its net assets in “middle-market CLOs,” which are CLOs whose underlying loan collateral is substantially comprised of middle market loans (i.e., loans with offering sizes generally below $250 million).
The Fund will limit its investment in fixed-rate CLO securities to a maximum of 15% of its net assets at the time of purchase.
In selecting securities for the Fund’s portfolio, the Sub-Adviser utilizes a combination of “top-down”, macroeconomic-driven investment approach and a fundamental “bottom-up” approach, which leverages the Sub-Adviser’s experience as a frequent CLO issuer and manager as well as experience in the loan market in managing various retail and institutional loan funds.
The Fund may also invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, or other ETFs (including affiliated ETFs) while deploying new capital, or for liquidity management purposes and managing redemptions.
The Fund may invest in currency forward contracts or futures contracts for purpose of hedging any foreign currency exposure from non-U.S. denominated CLO securities. The Fund will not use derivatives for any other purposes.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Collateralized Loan Obligations Risk. In addition to normal interest rate, default, credit, liquidity and other risks associated with investments in loans and fixed income securities generally, CLO securities carry additional risks associated with the CLO structure. For example, certain classes or “tranches” of CLO securities may be subordinate to other classes, collateral values may be volatile, and disputes with the issuer may produce unexpected investment results. CLOs issue classes or “tranches” of
1

securities that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Accordingly, the degree of risk associated with CLO securities will generally correspond to the specific tranche in which the Fund is invested. Though the Fund will invest primarily in AAA-rated tranches of CLO securities, such securities may be downgraded, and in stressed market environments it is possible that even highly rated tranches of CLO securities could experience defaults or other losses due to defaults in the underlying loan collateral, the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. Such risks are generally heightened in the case of middle market CLOs, whose underlying loan collateral is generally comprised of loans to smaller issuers for which less information is available.
CLOs are managed by entities independent of the Sub-Adviser, which are responsible for selecting, managing and replacing the loan collateral within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
Variable- and Floating-Rate Instruments Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used U.S. dollar (“USD”) LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce
2

its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent and active trading, as well as in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund and may result in higher taxes when Shares are held in a taxable account.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial
3

instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”)
Investment Sub-Adviser: Invesco Senior Secured Management, Inc. (the “Sub-Adviser”)
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Ian Gilbertson	CLO Portfolio Manager and Portfolio Manager of the Sub-Adviser	November 2022

Scott Baskind	Head of Global Senior Loans and Chief Investment Officer of the Sub-Adviser	November 2022

Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in floating rate note securities issued by CLOs that are rated AAA (or equivalent by a NRSRO at the time of purchase. The Fund may invest in CLO securities of any maturity. A CLO is a trust that issues fixed- or floating-rate debt securities that are collateralized by a pool of loans, which may include domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The Fund may purchase CLO securities both in the primary markets (e.g. purchased directly from the issuer) and secondary markets.
The Fund may invest in CLO securities that are unrated, in which case the Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. In such instances, unrated CLO securities will be counted toward the 80% investment strategy if determined to be equivalent to an AAA rating by the Sub-Adviser.
The Fund may invest up to 15% of its net assets in below AAA-rated CLO securities with a minimum rating of AA at the time of purchase, or if unrated, determined to be of comparable credit quality by the Sub-Adviser. The Fund will not invest in CLO securities that have a rating that is below AA (or equivalent by an NRSRO) at the time of purchase. The Fund may, but is not required to, sell a CLO in the event the CLO's rating is downgraded after purchase. Rather, the Sub-Adviser will evaluate the security as part of its ongoing assessment of the Fund's portfolio, as described below.
The Fund may invest up to 20% of its net assets in CLO securities that are denominated in foreign currencies.
The Fund will primarily invest in CLOs whose underlying loan collateral is almost entirely comprised of broadly syndicated loans (i.e., loans with offering sizes that are typically greater than $250 million). The Fund may, however, invest up to 15% of its net assets in “middle-market CLOs,” which are CLOs whose underlying loan collateral is substantially comprised of
4

middle market loans (i.e., loans with offering sizes generally below $250 million).
The Fund will limit its investment in fixed-rate CLO securities to a maximum of 15% of its net assets at the time of purchase.
In selecting securities for the Fund’s portfolio, the Sub-Adviser utilizes a combination of “top-down”, macroeconomic-driven investment approach and a fundamental “bottom-up” approach, which leverages the Sub-Adviser’s experience as a frequent CLO issuer and manager as well as experience in the loan market in managing various retail and institutional loan funds.
The Fund may also invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, or other ETFs (including affiliated ETFs) while deploying new capital, or for liquidity management purposes and managing redemptions.
The Fund may invest in currency forward contracts or futures contracts for purpose of hedging any foreign currency exposure from non-U.S. denominated CLO securities. The Fund will not use derivatives for any other purposes.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the 1940 Act.
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
COVID-19 Risk. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of health care systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Collateralized Loan Obligations Risk. In addition to normal interest rate, default, credit, liquidity and other risks associated with investments in loans and fixed income securities generally, CLO securities carry additional risks associated with the CLO structure. For example, certain classes or “tranches” of CLO securities may be subordinate to other classes, collateral values may be volatile, and disputes with the issuer may produce unexpected investment results. CLOs issue classes or “tranches” of securities that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. Accordingly, the degree of risk associated with CLO securities will generally correspond to the specific tranche in which the Fund is invested. Though the Fund will invest primarily in AAA-rated tranches of CLO securities, such securities may be downgraded, and in stressed market environments it is possible that even highly rated tranches of CLO securities could experience defaults or other losses due to defaults in the underlying loan collateral, the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. Such risks are generally heightened in the case of middle market CLOs, whose underlying loan collateral is generally comprised of loans to smaller issuers for which less information is available.
CLOs are managed by entities independent of the Sub-Adviser, which are responsible for selecting, managing and replacing the loan collateral within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
Variable- and Floating-Rate Instruments Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity.
5

Fixed-Income Securities Risk. The Fund invests in fixed-income securities, which are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government. Due to recent events in the fixed-income markets, including the potential impact of the FRB tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s returns.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the FRB and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, the Fund’s performance.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 final crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify ARRs to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK FCA, the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates
6

decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund could lose money.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the 1940 Act, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
When the Fund receives income in foreign currencies, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forwards, futures or options contracts to purchase or sell foreign currencies.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk
7

that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective and may also engage in TBA transactions, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders.
Cash Transaction Risk. Unlike most ETFs, the Fund effects creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions principally for cash, rather than principally for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the
Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
The Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities (e.g., floating rate notes issued by CLOs with a rating of AAA) suggested by the Fund’s name (the “80% investment policy”). The Fund’s 80% investment policy and investment objective are non-fundamental policies that the Board of Trustees (the “Board”) of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund does not intend to use leverage for investment purposes. The Fund may, however, borrow money for temporary or emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests.
The fundamental and non-fundamental policies of the Fund is set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund does not intend to use leverage for investment purposes. The fund may, however, borrow money for temporary or emergency purposes or to allow for an orderly liquidation of securities to meet redemption requests. In this regard, the Fund is permitted to borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Securities Lending
The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks.
8

Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, the Sub-Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds the amounts invested. The Fund’s exposure to derivatives and other investment techniques, such as short sales, can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed principally for cash in Creation Units at each day’s next calculated NAV. Because the Fund will redeem Shares principally in cash, investments in the Shares will not typically gain the tax-advantaged benefits associated with exchange-traded funds that redeem shares principally in-kind. Such in-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the Fund, whereas an in-kind redemption mechanism will not lead to a taxable event for the Fund (to the extent that it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.
The Fund may recognize gains as a result of selling its securities. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information
9

concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $170.5 billion as of October 31, 2022.
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust.
Invesco Senior Secured Management, Inc. serves as the investment sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser and is a subsidiary of Invesco Ltd., the parent company of the Adviser.
Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser's principal business address is located at 225 Liberty Street, New York, New York 10281, and has acted as an investment adviser since 1992. In addition, the Sub-Adviser serves as an investment adviser to the Invesco mutual funds with combined assets under management of approximately $9.6 billion as of October 31, 2022.
Portfolio Managers
The Adviser and Sub-Adviser each use teams of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. In this regard, Ian Gilbertson and Scott Baskind (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
◾
Ian Gilbertson, CLO Portfolio Manager and Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2008.
◾
Scott Baskind, Head of Global Senior Loans and Chief Investment Officer for the Senior Secured Bank Loan Group of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 1999.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.26% of the Fund’s average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays the Sub-Adviser’s fees and substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive a portion of its Advisory Fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. These waivers are in place through at least August 31, 2024, and there is no guarantee that the Adviser will extend them past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended April 30, 2023.

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations. Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “ICLO.”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption
10

request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units principally in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
◾
The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
◾
Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
◾
Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
◾
A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Should the Fund invest primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
◾
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
11

◾
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
◾
Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
◾
If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
◾
A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
◾
At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
◾
By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
◾
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
◾
You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
◾
Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
◾
If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
◾
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
◾
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
◾
If the Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
◾
The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.
12

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. It is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. Because the Fund seeks to track the Underlying Index, the use of fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which may increase the Fund’s tracking error.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
13

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.
14

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s current Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
15

Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-ICLO-PRO-1	800.983.0903 @InvescoETFs

Prospectus
November 30, 2022

Invesco Actively Managed Exchange-Traded Fund Trust
HIYS	Invesco High Yield Select ETF	CBOE BZX Exchange, Inc.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco High Yield Select ETF (the “Fund”) seeks current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%

Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses	0.48%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$49	$154
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in relatively higher quality below investment grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities), as well as in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers such higher quality securities as those rated between B- and BB+ (or the equivalent) by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, deemed to be of comparable quality by Invesco Advisers, Inc. (the “Sub-Adviser”). By comparison, investment grade securities are: (i) securities rated at least BBB- (or the equivalent) by a NRSRO, or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality. If two or more NRSROs have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned. Up to 10% of the Fund’s net assets may be securities rated below B- (or the equivalent) in the event that a security selected by the Fund experiences a rating downgrade.
The fixed-income securities in which the Fund invests include corporate bonds and convertible securities, which are securities that generally pay interest and may be converted into common stock. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund also may purchase mortgage-backed securities (MBS) and asset-backed securities (ABS) such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). ABS are fractional interests in pools of loans, receivables or other assets and are collateralized by the receivables or other assets that make up the pool. A CLO is an ABS whose underlying collateral is a pool of loans. CDOs are structured similarly to CLOs, but are backed by pools of assets that are securities rather than only loans, typically including bonds, other structured finance securities and/or synthetic instruments. A CMO is a type of MBS that creates separate classes with varying maturities and interest rates, called tranches, and may be collateralized by whole mortgage loans or portfolios of mortgage pass-through securities.
The Fund may invest in derivative instruments, including swap agreements, options, futures contracts and forward foreign currency contracts. The Fund will use such investments to hedge or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration. The Fund also may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including foreign issuers located in emerging markets, as well as sovereign debt of foreign countries. There is no limit on the amount that the Fund may invest in any country or geographic region.
The Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up evaluation process based on a fundamental analysis, a quantitative analysis, and a relative value assessment. The fundamental analysis considers the competitive landscape, risks to an issuer’s business model, as well as the overall competence of the management team. The quantitative analysis focuses on the quality of an issuer’s assets, its balance sheet, and the ability to generate free cash flow going forward. The relative value assessment compares pricing to comparable issuers and securities and assesses a security’s relative liquidity. The Sub-Adviser supplements its bottom-up fundamental analysis with an ongoing top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting its investment in any one security to 5% of the Fund’s net assets, and by diversifying the portfolio’s holdings over a number of different industries.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security, issuer or industry, a change in an issuer’s credit quality, or general liquidity needs of the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer's operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that
1

considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
Sovereign and Quasi-Sovereign Debt Risk. Investments in sovereign or quasi-sovereign debt securities involve special risks. Sovereign debt includes securities issued by or guaranteed by a foreign sovereign government, and quasi-sovereign debt includes securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a sovereign debt obligation to decline. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations.
Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the
2

Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline.
Geographic Concentration Risk. A natural or other disaster could occur in a country or geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund’s investments in the affected region.
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher-rated) securities.
Rule 144A Securities Risk. The Fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such, Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, CLOs may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
CDOs are structured similarly to CLOs and bear the same risks as CLOs. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities, synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. If the Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used U.S. dollar (“USD”) LIBOR rates continues to be published until June
3

2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio
4

securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Niklas Nordenfelt	Portfolio Manager of the Sub-Adviser	November 2022

Philip Susser	Portfolio Manager of the Sub-Adviser	November 2022

Rahim Shad	Portfolio Manager of the Sub-Adviser	November 2022

Stuart Stanley	Portfolio Manager of the Sub-Adviser	November 2022

Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in relatively higher
5

quality below investment grade fixed-income securities (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities), as well as in derivatives and other instruments that have economic characteristics similar to such securities. The Fund considers such higher quality securities as those rated between B- and BB+ (or the equivalent) by a NRSRO or, if unrated, deemed to be of comparable quality by the Sub-Adviser. By comparison, investment grade securities are: (i) securities rated at least BBB- (or the equivalent) by a NRSRO, or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality. If two or more NRSROs have assigned different ratings to a security, the Sub-Adviser uses the highest rating assigned. Up to 10% of the Fund’s net assets may be securities rated below B- (or the equivalent) in the event that a security selected by the Fund experiences a rating downgrade.
The fixed-income securities in which the Fund invests include corporate bonds and convertible securities, which are securities that generally pay interest and may be converted into common stock. The Fund also may invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund also may purchase mortgage-backed securities (MBS) and asset-backed securities (ABS) such as collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). ABS are fractional interests in pools of loans, receivables or other assets and are collateralized by the receivables or other assets that make up the pool. A CLO is an ABS whose underlying collateral is a pool of loans. CDOs are structured similarly to CLOs, but are backed by pools of assets that are securities rather than only loans, typically including bonds, other structured finance securities and/or synthetic instruments. A CMO is a type of MBS that creates separate classes with varying maturities and interest rates, called tranches, and may be collateralized by whole mortgage loans or portfolios of mortgage pass-through securities.
The Fund may invest in derivative instruments, including swap agreements, options, futures contracts and forward foreign currency contracts. The Fund will use such investments to hedge or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration. The Fund also may invest up to 15% of its net assets in illiquid securities. In addition, the Fund may invest without limitation in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers, including foreign issuers located in emerging markets, as well as sovereign debt of foreign countries. There is no limit on the amount that the Fund may invest in any country or geographic region.
The Sub-Adviser selects securities for the Fund’s portfolio using a bottom-up evaluation process based on a fundamental analysis, a quantitative analysis, and a relative value assessment. The fundamental analysis considers the competitive landscape, risks to an issuer’s business model, as well as the overall competence of the management team. The quantitative analysis focuses on the quality of an issuer’s assets, its balance sheet, and the ability to generate free cash flow going forward. The relative value assessment compares pricing to comparable issuers and securities and assesses a security’s relative liquidity. The Sub-Adviser supplements its bottom-up fundamental analysis with an ongoing top-down analysis of sector and macro-economic trends, such as changes in interest rates.
The portfolio managers attempt to control the Fund’s risk by limiting its investment in any one security to 5% of the Fund’s net assets, and by diversifying the portfolio’s holdings over a number of different industries. Although the Fund is actively managed, it is reviewed regularly against its benchmark index (the Bloomberg U.S. Corporate High Yield BB/B 2% Issuer Cap Index) to assess the portfolio's relative risk and its positioning, including with respect to the duration and maturity of the Fund's portfolio.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security, issuer or industry, a change in an issuer’s credit quality, or general liquidity needs of the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer's operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
COVID-19 Risk. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of health care systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s
6

continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Fixed-Income Securities Risk. The Fund invests in fixed-income securities, which are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government. Due to recent events in the fixed-income markets, including the potential impact of the FRB tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the
Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s returns.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
Sovereign and Quasi-Sovereign Debt Risk. Investments in sovereign or quasi-sovereign debt securities involve special risks. Sovereign debt includes securities issued by or guaranteed by a foreign sovereign government, and quasi-sovereign debt includes securities issued by or guaranteed by an entity affiliated with or backed by a sovereign government. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited. Similar to other issuers, changes to the financial condition or credit rating of a government may cause the value of a sovereign debt obligation to decline. Quasi-sovereign debt obligations are typically less liquid and less standardized than sovereign debt obligations.
Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to
7

reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. If the Fund is a holder of government debt, it may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.
Emerging Markets Sovereign Debt Risk. Investments in emerging markets sovereign debt carry a number of risks. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting its external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements. As a holder of government debt securities, the Fund may be asked to participate in the restructuring of such obligations and to extend further loans to its issuers. There can be no assurance that the securities in which the Fund will invest will not be subject to restructuring arrangements or to requests for additional credit. In addition, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Emerging market countries may also have higher rates of inflation and more rapid and extreme fluctuations in inflation rates and greater sensitivity to interest rate changes. Issuers in emerging markets also may have relatively low market liquidity, decreased publicly available and less reliable information, and inconsistent and less stringent regulatory, disclosure, accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to issuers in more developed markets. As a result, the nature and quality of such information may vary.
In addition, the taxation systems at the federal, regional and local levels in emerging market countries may be less transparent and inconsistently enforced, and subject to sudden change. Emerging markets countries may have a higher degree of corruption and fraud than developed market countries, as well as counterparties and financial institutions with less financial sophistication, creditworthiness and/or resources. Investments in emerging markets securities may also be subject to delays in settlement procedures, unexpected market closures, and lack of timely information.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the FRB and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Geographic Concentration Risk. Funds that are less diversified across geographic regions or countries are generally riskier than more geographically diversified funds. The economies and financial markets of certain regions can be interdependent and may all decline at the same time. A natural or other disaster could occur in a country or geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact the Fund's investments in the affected region.
Convertible Securities Risk. A convertible security generally is a preferred stock that may be converted within a specified period of time into common stock. Convertible securities nevertheless remain subject to the risks of both debt securities and equity securities. As with other equity securities, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Declining common stock values therefore also may cause the value of the Fund’s investments to decline. Like a debt security, a convertible security provides a fixed-income stream and also tends to decrease in value when interest rates rise. Moreover, many convertible securities have credit ratings that are below investment grade and are subject to the same risks as lower-rated debt securities, which are considered to have more speculative characteristics and greater susceptibility to default or decline in market value than investment grade (or higher- rated) securities.
Rule 144A Securities Risk. The Fund may invest in securities that are normally purchased or resold pursuant to Rule 144A under the Securities Act. Rule 144A securities are restricted securities that are not publicly traded. As such Rule 144A securities may be subject to legal restrictions on resale. Rule 144A securities are generally not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Fund.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.
Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and
8

counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.
Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, also may influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Certain mortgage-backed and asset-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities. Privately-issued mortgage-backed and asset-backed securities may be less liquid than other types of securities and difficult to sell these securities at a desired time or price. During periods of market stress or high redemptions, a fund investing in mortgage-backed and asset-backed securities may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed and asset-backed securities can become illiquid during periods of market stress. Liquidity risk is even greater for mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Collateralized Loan Obligations Risk. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. An investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of the CLO securities. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
CDOs are often highly leveraged, and like CLOs, the risks of investing in CDOs may be magnified depending on the tranche of CDO securities held by the Fund. The nature of the risks of CDOs depends largely on the type and quality of the underlying collateral and the tranche of CDOs in which the Fund may invest. CDOs collateralized by pools of ABS carry the same risks as investments in ABS directly, including losses with respect to the collateral underlying those ABS. In addition, certain CDOs may not hold their underlying collateral directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool. Such CDOs entail the risks associated with derivative instruments.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, the Fund’s performance.
Derivatives Risk. The Fund may invest in derivatives, such as futures contracts, options, and options on futures contracts, as applicable. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile, less tax efficient and less liquid than other securities.
Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.
Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. OTC derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.
Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company, as well as by regulatory changes.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 final crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify ARRs to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK
9

FCA, the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund could lose money.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
When the Fund receives income in foreign currencies, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forwards, futures or options contracts to purchase or sell foreign currencies.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a
10

single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect theFund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective and may also engage in TBA transactions, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders.
Cash Transaction Risk. Unlike most ETFs, the Fund effects creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions principally for cash, rather than principally for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
The Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities (e.g., relatively higher
11

quality below investment grade fixed-income securities) suggested by the Fund’s name (the “80% investment policy”). The Fund’s 80% investment policy and investment objective are non-fundamental policies that the Board of Trustees (the “Board”) of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days’ prior written notice to shareholders.
The fundamental and non-fundamental policies of the Fund is set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, the Sub-Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed principally for cash in Creation Units at each day’s next calculated NAV. Because the Fund will redeem Shares principally in cash, investments in the Shares will not typically gain the tax-advantaged benefits associated with exchange-traded funds that redeem shares principally in-kind. Such in-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the Fund, whereas an in-kind redemption mechanism will not lead to a taxable event for the Fund (to the extent that it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.
The Fund may recognize gains as a result of selling its securities. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information
12

concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $170.5 billion as of October 31, 2022.
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust.
Invesco Advisers, Inc. serves as the investment sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser and is a subsidiary of Invesco Ltd., the parent company of the Adviser.
Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser's principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. In addition, the Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $673.9 billion as of October 31, 2022.
Portfolio Managers
The Adviser and Sub-Adviser each use teams of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. In this regard, Niklas Nordenfelt, Philip Susser, Rahim Shad and Stuart Stanley (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
◾
Niklas Nordenfelt, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2020.  From 2003 to 2020, he was associated with Wells Fargo Asset Management where he served as a Managing Director, Senior Portfolio Manager and Co-Head of US High Yield.
◾
Philip Susser, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2021. From 2001 to 2020, he was associated with Wells Fargo Asset Management where he served as a Senior Portfolio Manager and co-head of US High Yield.
◾
Rahim Shad, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2009.
◾
Stuart Stanley, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2005.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.48% of the Fund’s average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays the Sub-Adviser’s fees and substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive a portion of its Advisory Fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. These waivers are in place through at least August 31, 2024, and there is no guarantee that the Adviser will extend them past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended April 30, 2023.

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations. Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
13

The Shares trade on the Exchange under the symbol “HIYS.”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units principally in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
◾
The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
◾
Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
◾
Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
◾
A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and
14

qualified foreign corporations. Should the Fund invest primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
◾
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
◾
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
◾
Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
◾
If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
◾
A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
◾
At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
◾
By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
◾
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
◾
You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
◾
Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
◾
If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
◾
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
◾
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
◾
If the Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
◾
The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
15

The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. It is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. Because the Fund seeks to track the Underlying Index, the use of fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which may increase the Fund’s tracking error.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
16

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.
17

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s current Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
18

Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-HIYS-PRO-1	800.983.0903 @InvescoETFs

Prospectus
November 30, 2022

Invesco Actively Managed Exchange-Traded Fund Trust
IMSI	Invesco Municipal Strategic Income ETF	CBOE BZX Exchange, Inc.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco Municipal Strategic Income ETF (the “Fund”) seeks current income exempt from federal income tax.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.39%

Other Expenses[1]	0.00%

Interest[1]	0.11%

Total Other Expenses	0.11%

Total Annual Fund Operating Expenses	0.50%

(1) “Other Expenses” and “Interest” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$153	$481
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities.
The municipal securities in which the Fund will invest include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The types of municipal securities in which the Fund will invest include fixed and variable rate securities. The Fund will normally maintain a weighted average portfolio duration of less than 7.5 years.
The Fund will invest between 50% - 65% of its total assets in low- to medium-quality municipal securities, which Invesco Advisers, Inc. (the
“Sub-Adviser”) defines as bonds (i) rated BBB or lower by S&P Global Ratings (S&P), Baa or lower by Moody’s Investors Services, Inc. (Moody’s), or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-quality securities are inclusive of some securities rated investment grade; however, many bonds in which the Fund will invest are rated “below investment grade” (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities). Below investment grade bonds are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated below investment-grade).
The Fund will primarily invest in municipal securities that were part of an issuance of $100 million or more. The Fund will also primarily invest in municipal securities with a minimum outstanding face value of $15 million.
The Fund may invest up to 10% of its total assets in defaulted or distressed municipal securities. If a security defaults or is downgraded subsequent to purchase by the Fund, the Sub-Adviser will determine in its discretion whether to hold or dispose of such security based on the Sub-Adviser’s assessment of the amount the Fund could expect to receive after holding the security for a longer term.
The Fund may invest in inverse floating rate municipal obligations (also known as “inverse floaters”) issued in connection with tender option bond programs to generate leverage. Inverse floaters are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues the short-term floating rate securities to third parties and the inverse floater to the Fund. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, and any remaining amounts paid to the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. The Fund’s investments in inverse floating rate municipal obligations are included for purposes of the 80% policy described above.
The Fund may invest in derivative instruments, including futures contracts and swap agreements. The Fund may use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund may use swap agreements, including interest rate swaps, to hedge its exposure to interest rates. The Fund’s combined investment in inverse floating rate municipal obligations and derivatives will not exceed 15% of its net assets.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax (AMT). From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in municipal securities that are illiquid or thinly traded. The Fund may also invest in municipal securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.

The Fund’s investments may include municipal securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell municipal securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest up to 25% of its total assets in municipal securities that are tobacco settlement revenue bonds and up to 25% of its total assets in municipal securities that are tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the Master Settlement Agreement (MSA). The MSA settled claims by 46 states and six other U.S. jurisdictions against the largest U.S. tobacco manufacturers. A number of the states have sold bonds that are backed by the future payments made by the tobacco manufacturers pursuant to the MSA. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.
In managing the Fund, the Sub-Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer. The credit research process utilized by the Sub-Adviser to implement the Fund’s investment strategy in pursuit of its investment objective considers factors that include, but are not limited to, an issuer’s operations and capital structure.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state, territory or possession of the United States. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state, territory or possession of the United States.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Municipal Securities Risk. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.
Investing in U.S. Territories, Commonwealths and Possessions Risk. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations.
Certain of the municipalities in which the Fund invests, including Puerto Rico, currently experience significant financial difficulties, which may include default, insolvency or bankruptcy. As a result, securities issued by certain of these municipalities are currently considered below-investment-grade securities. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the payment of principal and interest, the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Unrated Securities Risk. The Sub-Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Sub-Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that unrated securities may be difficult to sell promptly at an acceptable price.

Medium- and Lower-Grade Municipal Securities Risk. Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher-grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at the desired price.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
Rule 144A Securities and Other Exempt Securities Risk. The market for Rule 144A and other securities exempt from certain registration requirements typically is less active than the market for publicly-traded securities. Rule 144A and other exempt securities, which are also known as privately issued securities, carry the risk that their liquidity may become impaired and the Fund may be unable to dispose of the securities at a desirable time or price.
Restricted Securities Risk. The Fund may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act of 1933 (the “Securities Act”), as amended. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.
Zero Coupon or Pay-In-Kind Securities Risk. The value, interest rates, and liquidity of non-cash paying instruments, such as zero coupon and pay-in-kind securities, are subject to greater fluctuation than other types of securities. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Inverse Floating Rate Obligations Risk. The price of inverse floating rate obligations (inverse floaters) is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. These risks can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater. Leverage may make the Fund's returns more volatile and increase the risk of loss; and the value of, and income earned on, an inverse floater that has a higher degree of leverage are more likely to be eliminated entirely under adverse market conditions. Additionally, these securities may lose some or all of their principal and, in some cases, the Fund could lose money in excess of its investment.
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. If the Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court, and after the Fund buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant conduct of a bond issuer.
When-Issued, Delayed Delivery and Forward Commitment Risk. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
Distressed Debt Securities Risk. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities.
Defaulted Securities Risk. Defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Tobacco Related Bonds Risk. The settlement payments made by tobacco manufacturers pursuant to the Master Settlement Agreement (MSA) are based on factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. Payments could be reduced if consumption decreases, if market share is lost to non-MSA manufacturers, or if there is a negative outcome in litigation regarding the MSA, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used U.S. dollar (“USD”) LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Mark Paris	Portfolio Manager of the Sub-Adviser	November 2022

Julius Williams	Portfolio Manager of the Sub-Adviser	November 2022

Tim O’Reilly	Portfolio Manager of the Sub-Adviser	November 2022

John Schorle	Portfolio Manager of the Sub-Adviser	November 2022

Jack Connelly	Portfolio Manager of the Sub-Adviser	November 2022

Joshua Cooney	Portfolio Manager of the Sub-Adviser	November 2022

Mark DeMitry	Portfolio Manager of the Sub-Adviser	November 2022

Michael Camarella	Portfolio Manager of the Sub-Adviser	November 2022

Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 20,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund is an actively managed ETF that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes (municipal securities), and in derivatives and other instruments that have economic characteristics similar to such securities.
The municipal securities in which the Fund will invest include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income tax, at the time of issuance, in the opinion of bond counsel or other counsel to the issuers of such securities. The types of municipal securities in which the Fund will invest include fixed and variable rate securities. The Fund will normally maintain a weighted average portfolio duration of less than 7.5 years.
The Fund will invest between 50% - 65% of its total assets in low- to medium-quality municipal securities, which Invesco Advisers, Inc. (the “Sub-Adviser”) defines as bonds (i) rated BBB or lower by S&P Global Ratings (S&P), Baa or lower by Moody’s Investors Services, Inc. (Moody’s), or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities determined by the Sub-Adviser to be of comparable quality, each at the time of purchase. Medium- and lower-quality securities are inclusive of some securities rated investment grade; however, many bonds in which the Fund will invest are rated “below investment grade” (commonly referred to as “high yield securities” or “junk bonds” with more speculative characteristics than investment grade securities). Below investment grade bonds are those rated below the four highest rating categories of S&P, Moody’s, Fitch or another NRSRO (or, in the case of unrated securities, determined by the Sub-Adviser to be comparable to securities rated below investment-grade).
The Fund will primarily invest in municipal securities that were part of an issuance of $100 million or more. The Fund will also primarily invest in municipal securities with a minimum outstanding face value of $15 million.
The Fund may invest up to 10% of its total assets in defaulted or distressed municipal securities. If a security defaults or is downgraded subsequent to purchase by the Fund, the Sub-Adviser will determine in its discretion whether to hold or dispose of such security based on the Sub-Adviser’s assessment of the amount the Fund could expect to receive after holding the security for a longer term.
The Fund can invest in inverse floating rate municipal obligations (also known as “inverse floaters”) issued in connection with tender option bond programs to generate leverage. Inverse floaters are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. An inverse floater is created when a fixed-rate municipal bond is contributed to a trust. The trust issues two separate classes of securities: short-term floating rate securities with a fixed principal amount that represent a senior interest in the underlying municipal bond, and the inverse floater that represents a residual, subordinate interest in the underlying municipal bond. The trust issues the short-term floating rate securities to third parties and the inverse floater to the Fund. When interest is paid on the underlying municipal bond to the trust, such proceeds are first used to pay interest owing to holders of the short-term floating rate securities, and any remaining amounts paid to the holder of the inverse floater. Accordingly, the amount of such interest paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. The Fund’s investments in inverse floating rate municipal obligations are included for purposes of the 80% policy described above.
The Fund may invest in derivative instruments, including futures contracts and swap agreements. The Fund may use futures contracts, including interest rate futures, to reduce exposure to interest rate changes and to manage duration. The Fund may use swap agreements, including interest rate swaps, to hedge its exposure to interest rates. The Fund’s combined investment in inverse floating rate municipal obligations and derivatives will not exceed 15% of its net assets.
Under normal market conditions, the Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax (AMT). From time to time, the Fund temporarily may invest up to 10% of its net assets in tax exempt money market funds and such instruments will be treated as investments in municipal securities.
The Fund may invest in municipal securities that are illiquid or thinly traded. The Fund may also invest in municipal securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended.
The Fund’s investments may include municipal securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell municipal securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future.
The Fund can invest up to 25% of its total assets in municipal securities that are tobacco settlement revenue bonds and up to 25% of its total assets in municipal securities that are tobacco-related bonds without an appropriation pledge that make payments only from a state's interest in the Master Settlement Agreement (MSA). The MSA settled claims by 46 states and six other U.S. jurisdictions against the largest U.S. tobacco manufacturers. A number of the states have sold bonds that are backed by the future payments made by the tobacco manufacturers pursuant to the MSA. The Fund may invest in two types of those bonds: (i) bonds that make payments only from a state's interest in the MSA and (ii) bonds that make payments from both the MSA revenue and from an “appropriation pledge” by the state. An “appropriation pledge” requires the state to pass a specific periodic appropriation to make the payments and is generally not an unconditional guarantee of payment by a state.
In managing the Fund, the Sub-Adviser uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer. The credit research process utilized by the Sub-Adviser to implement the Fund’s investment strategy in pursuit of its investment objective considers factors that include, but are not limited to, an issuer’s operations and capital structure.
The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state, territory or possession of the United States. However, it is not the present intention of the Fund to invest more than 25% of the value of its net assets in issuers located in the same state, territory or possession of the United States.

Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund. The potential for realization of capital gains or losses resulting from possible changes in interest rates will not be a major consideration and frequency of portfolio turnover generally will not be a limiting factor if the Adviser considers it advantageous to purchase or sell securities.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
COVID-19 Risk. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of health care systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine
(and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Fixed-Income Securities Risk. The Fund invests in fixed-income securities, which are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government. Due to recent events in the fixed-income markets, including the potential impact of the FRB tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s returns.
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.
Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market.
Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the IRS determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

The market for municipal bonds may be less liquid than for taxable bonds. There also may be less information available on the financial condition of issuers of municipal securities than for public corporations. This means that it may be harder to buy and sell municipal securities, especially on short notice, and municipal securities may be more difficult for the Fund to value accurately than securities of public corporations. Since the Fund invests a significant portion of its portfolio in municipal securities, the Fund’s portfolio may have greater exposure to liquidity risk than funds that invest in non-municipal securities.
Investing in U.S. Territories, Commonwealths and Possessions Risk. The Fund also invests in obligations of the governments of U.S. territories, commonwealths and possessions such as Puerto Rico, the U.S. Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from regular federal individual and state income taxes. Accordingly, the Fund may be adversely affected by local political, economic, social and environmental conditions and developments, including natural disasters, within these U.S. territories, commonwealths and possessions affecting the issuers of such obligations. A discussion of the special considerations relating to the Fund’s municipal obligations and other factors or economic conditions in those territories, commonwealths or possessions is provided in an appendix to the SAI.
Unrated Securities Risk. The Sub-Adviser may internally assign ratings to securities that are not rated by any nationally recognized statistical rating organization, after assessing their credit quality and other factors, in categories similar to those of nationally recognized statistical rating organizations. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis process is consistent or comparable with the credit analysis process used by a nationally recognized statistical rating organization. Unrated securities are considered “investment-grade” or “below-investment-grade” if judged by the Sub-Adviser to be comparable to rated investment-grade or below-investment-grade securities. The Sub-Adviser’s rating does not constitute a guarantee of the credit quality. In addition, some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Fund might have difficulty selling them promptly at an acceptable price.
In evaluating the credit quality of a particular security, whether rated or unrated, the Sub-Adviser will normally take into consideration a number of factors such as, if applicable, the financial resources of the issuer, the underlying source of funds for debt service on a security, the issuer’s sensitivity to economic conditions and trends, any operating history of the facility financed by the obligation, the degree of community support for the financed facility, the capabilities of the issuer’s management, and regulatory factors affecting the issuer or the particular facility.
A reduction in the rating of a security after the Fund buys it will not require the Fund to dispose of the security. However, the Sub-Adviser will evaluate such downgraded securities to determine whether to keep them in the Fund’s portfolio.
Medium- and Lower-Grade Municipal Securities Risk. Securities which are in the medium- and lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturity, but they also generally involve more volatility and greater risks, such as greater credit risk, market risk, liquidity risk and management risk. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As such, the Fund’s portfolio may consist of a higher portion of unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, a factor which may make unrated securities less able to be sold at a desirable time or price. These factors may limit the ability of the Fund to sell such securities at the desired price either to meet redemption requests or in response to changes in the economy or the financial markets.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield securities (commonly referred to as “junk bonds”)
involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
Municipal Issuer Focus Risk. The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics. From time to time, the Fund’s investments may include securities that alone or together with securities held by other funds or accounts managed by the Adviser, represents a major portion or all of an issue of municipal securities. Because there may be relatively few potential purchasers for such investments and, in some cases, there may be contractual restrictions on resales, the Fund may find it more difficult to sell such securities at a desirable time or price.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the FRB and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, the Fund’s performance.
Rule 144A Securities and Other Exempt Securities Risk. The Fund may invest in Rule 144A securities and other types of exempt securities, which are not registered for sale pursuant to an exemption from registration under the Securities Act of 1933, as amended. These securities are also known as privately issued securities, and typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Although such securities may be determined to be liquid in accordance with the requirements of Rule 22e-4 under the 1940 Act, if there are an insufficient number of qualified institutional buyers interested in purchasing such securities at a particular time, the Fund may have difficulty selling such securities at a desirable time or price. As a result, the Fund’s investment in such securities may be subject to increased liquidity risk. In addition, the issuers of Rule 144A securities may require their qualified institutional buyers (such as the Fund) to keep certain offering information confidential, which could adversely affect the ability of the Fund to sell such securities.
Restricted Securities Risk. The Fund may invest in restricted securities, including those that may be resold only in accordance with Regulation S under the Securities Act. Regulation S securities are securities of U.S. and non-U.S. issuers initially offered and sold outside the United States without registration with the SEC. Accordingly, the liquidity of the market for specific Regulation S securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.
Zero Coupon or Pay-In-Kind Securities Risk. Zero coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Investors may purchase zero coupon and pay-in-kind securities at a price below the amount payable at maturity. Because such securities do not entitle the holder to any periodic payments of interest prior to maturity, this prevents any reinvestment of interest payments at prevailing interest rates if prevailing interest rates rise. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than coupon loans. Pay-in-kind securities may have a potential variability in valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of any associated collateral. Special tax considerations are associated with investing in certain lower-grade securities, such as zero coupon or pay-in-kind securities.
Inverse Floating Rate Obligations Risk. Inverse floating rate obligations (inverse floaters) represent interests in bonds with interest rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income, and as short-term rates decline, inverse floaters produce more income. As a result, the price of inverse floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. The price of inverse floaters is typically more volatile than the price of bonds with similar maturities. Interest rate risk and price volatility of inverse floaters can be particularly high if leverage is used in the formula that determines the interest payable by the inverse floater. Leverage may make the Fund’s returns more volatile and increase the risk of loss and income earned on, an inverse floater that has a higher degree of leverage are more likely to be eliminated entirely under adverse market conditions. Upon the occurrence of certain adverse events, the special purpose trust that created the inverse floater may be collapsed and the underlying security liquidated, and the Fund could lose the entire amount of its investment in the inverse floater and may, in some cases, be contractually required to pay the negative difference, if any, between the liquidation value of the underlying security and the principal amount of the short-term floating rate interests. Recent regulatory changes have prompted changes to the structure of tender option bonds. The Fund’s enhanced role under the revised structure may increase the Fund’s operational and regulatory risk.
Derivatives Risk. The Fund may invest in derivatives, such as futures contracts, options, and options on futures contracts, as applicable. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile, less tax efficient and less liquid than other securities.
Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.
Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. OTC derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.
Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company, as well as by regulatory changes.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.

Taxability Risk. The Fund’s investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, tax opinions are not binding on the Internal Revenue Service or any court, and after the Fund buys a security, the Internal Revenue Service or a court may determine that a bond issued as tax-exempt should in fact be taxable and the Fund’s dividends with respect to that bond might be subject to federal income tax. In addition, income from tax-exempt municipal securities could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or a court, or the non-compliant conduct of a bond issuer.
When-Issued, Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to, or result in an increased liability under, the federal alternative minimum tax.
Distressed Debt Securities Risk. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in below-investment-grade debt securities. The Fund will generally not receive interest payments on the distressed securities and may also incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Defaulted Securities Risk. Defaulted securities, where the issuer has defaulted on the payment of interest and/or principal, are speculative and involve substantial risks. Generally, the Fund will invest in defaulted securities when the portfolio managers believe they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. There can be no assurance that the Fund will achieve these returns or that the issuer will make an exchange offer. The Fund will generally not receive interest payments on defaulted securities and may incur costs to protect its investment. In addition, defaulted securities involve the substantial risk that principal will not be repaid. Defaulted securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Tobacco Related Bonds Risk. The Fund may invest in two types of tobacco related bonds: (i) tobacco settlement revenue bonds, for which payments of interest and principal are made solely from a state’s interest in the Master Settlement Agreement (MSA) and (ii) tobacco bonds subject to a state’s appropriation pledge, for which payments may come from both the MSA revenue and the applicable state’s appropriation pledge.
◾
Tobacco Settlement Revenue Bonds Risk. The MSA provides for annual payments by certain tobacco manufacturers to participating states and other jurisdictions in perpetuity. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share and each state receives a fixed percentage of the payment.
A number of states have securitized the future flow of those payments by selling bonds, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flows from the tobacco manufacturers. Annual payments on the bonds, and thus the risk to the Fund, are highly dependent on the receipt of future settlement payments. The amount of future settlement payments is dependent on many factors including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be reduced if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers could also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments, which could affect the Fund’s net asset value.
The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including challenges by participating tobacco manufacturers regarding the amount of annual payments owed under the MSA, and an adverse outcome could affect the payment streams associated with the MSA or cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.
◾
“Subject to Appropriation” (STA) Tobacco Bonds Risk. In addition to the tobacco settlement bonds discussed above, the Fund also may invest in tobacco related bonds that are subject to a state’s appropriation pledge (STA Tobacco Bonds). STA Tobacco Bonds rely on both the revenue source from the MSA and a state appropriation pledge. These STA Tobacco Bonds are part of a larger category of municipal bonds that are subject to state appropriation. Although specific provisions may vary among states, “government appropriation” or “subject to appropriation” bonds (also referred to as “appropriation debt”) are typically payable from two distinct sources: (i) a dedicated revenue source such as a municipal enterprise, a special tax or, in the case of tobacco bonds, the MSA funds, and (ii) from the issuer’s general funds.
Appropriation debt differs from a state’s general obligation debt in that general obligation debt is backed by the state’s full faith, credit and taxing power, while appropriation debt requires the state to pass a specific periodic appropriation to pay interest and/or principal on the bonds. The appropriation is usually made annually. While STA Tobacco Bonds offer an enhanced credit support feature, that feature is generally not an unconditional guarantee of payment by a state and states generally do not pledge the full faith, credit or taxing power of the state.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 final crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify ARRs to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK FCA, the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund could lose money.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective and may also engage in TBA transactions, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders.
Cash Transaction Risk. Unlike most ETFs, the Fund effects creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions principally for cash, rather than principally for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.
Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
Non-Principal Investment Strategies
The Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in investments the income from which is exempt from federal income taxes (municipal securities) and in derivatives and other instruments that have economic characteristics similar to such securities (the “80% investment policy”). The Fund’s 80% investment policy is fundamental and may not be changed without the approval of a majority of the Fund’s outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is a fundamental policy that may not be changed without the approval of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.
The fundamental and non-fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, the Sub-Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed principally for cash in Creation Units at each day’s next calculated NAV. Because the Fund will redeem Shares principally in cash, investments in the Shares will not typically gain the tax-advantaged benefits associated with exchange-traded funds that redeem shares principally in-kind. Such in-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the Fund, whereas an in-kind redemption mechanism will not lead to a taxable event for the Fund (to the extent that it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.
The Fund may recognize gains as a result of selling its securities. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings
A description of the Invesco Actively Managed Exchange-Traded Fund Trust's (the “Trust”) policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $170.5 billion as of October 31, 2022.
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust.
Invesco Advisers, Inc. serves as the investment sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser and is a subsidiary of Invesco Ltd., the parent company of the Adviser.
Subject to the supervision of the Adviser and the Board of Trustees (the “Board”) of the Trust, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser's principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. In addition, the Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $673.9 billion as of October 31, 2022.
Portfolio Managers
The Adviser and Sub-Adviser each use teams of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. In this regard, Mark Paris, Julius Williams, Tim O'Reilly, John Schorle, Jack Connelly, Joshua Cooney, Mark

DeMitry and Michael Camarella (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
◾
Mark Paris, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
◾
Julius Williams, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
◾
Tim O'Reilly, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
◾
John Schorle, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2010.
◾
Jack Connelly, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2016.
◾
Joshua Cooney, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 1999.
◾
Mark DeMitry, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2019. From 2001 to 2019, Mr. DeMitry was associated with OppenheimerFunds, a global asset management firm.
◾
Michael Camarella, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2019. From 2003 to 2019, Mr. Camarella was associated with OppenheimerFunds, a global asset management firm.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.39% of the Fund’s average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays the Sub-Adviser’s fees and substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive a portion of its Advisory Fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. These waivers are in place through at least August 31, 2024, and there is no guarantee that the Adviser will extend them past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended April 30, 2023.

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations. Most investors buy and sell Shares in secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “IMSI.”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.

Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units principally in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of
1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
◾
The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
◾
Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
◾
Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
◾
A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Should the Fund invest primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
◾
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
◾
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
◾
Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
◾
If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
◾
A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
◾
At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
◾
By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
◾
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
◾
You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
◾
Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
◾
If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
◾
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
◾
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
◾
If the Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
◾
The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Additional Considerations for Investments in Municipal Securities
◾
You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in either your gross income for federal income tax purposes or your net investment income subject to the additional 3.8% Medicare tax. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
◾
The Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for noncorporate shareholders, unless such municipal securities were issued in 2009 or 2010. (Under the Tax Cuts and Jobs Act, corporations are no longer subject to the alternative minimum tax for taxable years of the corporation beginning after December 31, 2017.)
◾
Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
◾
The Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by the Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
◾
The Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends-received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
◾
Exempt-interest dividends from the Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
◾
There are risks that: (a) a security issued as tax-exempt maybe reclassified by the IRS or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of Shares, to decline.

Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing “wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. It is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. Because the Fund seeks to track the Underlying Index, the use of fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which may increase the Fund’s tracking error.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s current Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.

Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-IMSI-PRO-1	800.983.0903 @InvescoETFs

Prospectus
November 30, 2022

Invesco Actively Managed Exchange-Traded Fund Trust
ISDB	Invesco Short Duration Bond ETF	CBOE BZX Exchange, Inc.
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information
Investment Objective
The Invesco Short Duration Bond ETF (the “Fund”) seeks total return, comprised of income and capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.35%

Other Expenses[1]	0.00%

Total Annual Fund Operating Expenses	0.35%

(1) “Other Expenses” are based on estimated amounts for the current fiscal year.
Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years
$36	$113
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The fixed-income investments in which the Fund may invest include corporate bonds, government bonds, including U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities, including collateralized mortgage obligations (CMOs), collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs). The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration between one and three years.
The Fund may invest up to 30% of its net assets in securities considered below investment grade (commonly referred to as “junk bonds”). Below-investment grade securities are securities rated below “BBB-” or below “Baa3” by at least one of S&P Global Ratings (S&P) or Moody’s Investors Service (Moody’s), respectively, or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”).
The Fund may also invest in unrated securities, in which case the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. Under normal market conditions, the Fund will seek to maintain an average credit quality that is investment grade (BBB- or above).
The Fund may invest up to 25% of its net assets in foreign debt securities, including debt securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure. The Fund may invest up to 20% of its net assets in fixed income securities that are not denominated in U.S. dollars.
The Fund may invest in derivative instruments, including swap agreements (including interest rate and credit default swaps), options, futures contracts and forward foreign currency contracts. The Fund will primarily use such instruments to hedge or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration
The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in “to be announced” (TBA) transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
1

Principal Risks of Investing in the Fund
The following summarizes the principal risks of investing in the Fund.
The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Market Risk. Securities held by the Fund are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Fund’s portfolio. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”).
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities. For example, foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield debt securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. High yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal. The values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price.
U.S. Government Obligations Risk. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in mortgage- and asset-backed securities, which are subject to call (prepayment) risk, reinvestment risk and extension risk. In addition, these securities are susceptible to an unexpectedly high rate of defaults on the mortgages held by a mortgage pool, which may adversely affect their value. The risk of such defaults depends on the quality of the mortgages underlying such security, the credit quality of its issuer or guarantor, and the nature and structure of its credit support. For example, the risk of default generally is higher in the case of mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely mortgage payments.
Agency Debt Risk. The Fund invests in debt issued by government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Instruments issued by government agencies generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
Collateralized Loan Obligations Risk. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, CLOs may be subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information,
2

including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when the Index Provider selects securities for inclusion in the Underlying Index or rebalances the Underlying Index.
Sovereign Debt Risk. Investments in sovereign debt securities involve special risks. The governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration. “Duration risk” is related to interest rate risk; it refers to the risks associated with the sensitivity of a bond’s price to a one percent change in interest rates. Bonds with longer durations (i.e., a greater length of time until they reach maturity) face greater duration risk, meaning that they tend to exhibit greater volatility and are more sensitive to changes in interest rates than bonds with shorter durations.
Derivatives Risk. Derivatives may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. If the Sub-Adviser is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited. Some of the derivatives in which the Fund invests are traded (and privately negotiated) in the over-the-counter (“OTC”) market. OTC derivatives are subject to heightened credit, liquidity and valuation risks. Certain risks also are specific to the derivatives in which the Fund invests.
Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Sub-Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of a specified index). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
When-Issued, Delayed Delivery and Forward Commitment Risk. When-issued and delayed delivery transactions subject the Fund to market risk because the value or yield of a security at delivery may be more or less than the purchase price or yield generally available when delivery occurs, and counterparty risk because the Fund relies on the buyer or seller, as the case may be, to consummate the transaction. These transactions also have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date, which increases the Fund’s overall investment exposure and, as a result, its volatility.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. Regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify alternative reference rates (“ARRs”) to replace LIBOR and to assist with the transition to the new
3

ARRs. In connection with the transition, on March 5, 2021 the UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used U.S. dollar (“USD”) LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercises such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund’s net investment income could fall.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. It is related to call risk, since issuers of callable securities with high interest coupons may call their bonds before their maturity date. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.
Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Currency Risk. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund's overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect the Fund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase
4

the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent and active trading, as well as in TBA transactions, which may significantly increase the Fund’s portfolio turnover rate. A portfolio turnover of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund and may result in higher taxes when Shares are held in a taxable account.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund's investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind. This may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the Fund's performance information will be accessible on the Fund's website at www.invesco.com/ETFs and will provide some indication of the risks of investing in the Fund.
Management of the Fund
Investment Adviser. Invesco Capital Management LLC (the “Adviser”).
Investment Sub-Adviser. Invesco Advisers, Inc. (the “Sub-Adviser”).
Portfolio Managers
The following individuals are responsible jointly and primarily for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser/Adviser/Trust	Date Began Managing the Fund
Michael Hyman	Chief Investment Officer of the Sub-Adviser	November 2022

Matt Brill, CFA	Senior Portfolio Manager of the Sub-Adviser	November 2022

Chuck Burge	Senior Portfolio Manager of the Sub-Adviser	November 2022

Todd Schomberg	Portfolio Manager of the Sub-Adviser	November 2022

Purchase and Sale of Shares
The Fund issues and redeems Shares at NAV only with APs and only in large blocks of 50,000 Shares (each block of Shares is called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”), generally in exchange for the deposit or delivery of cash. However, the Fund also reserves the right to permit or require Creation Units to be issued in exchange for a basket of securities. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.invesco.com/ETFs.
Tax Information
The Fund’s distributions generally are taxed as ordinary income, capital gains or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from such account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund’s distributor or its related companies may pay the intermediary for certain Fund-related activities, including those that are designed to make the intermediary more knowledgeable about exchange-traded products, such as the Fund, as well as for marketing, education or other initiatives related to the sale or promotion of Shares. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Strategies and Risks
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any
5

borrowings for investment purposes) in fixed-income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.
The fixed-income investments in which the Fund may invest include corporate bonds, government bonds, including U.S. Treasury and agency securities, and mortgage-backed and asset-backed securities, including CMOs, CLOs and CDOs. The Fund will attempt to maintain a dollar-weighted average portfolio maturity and duration between one and three years.
The Fund may invest up to 30% of its net assets in securities considered below investment grade (commonly referred to as “junk bonds”). Below-investment grade securities are securities rated below “BBB-” or below “Baa3” by at least one of S&P Global Ratings (S&P) or Moody’s Investors Service (Moody’s), respectively, or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”). The Fund may also invest in unrated securities, in which case the Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. Under normal market conditions, the Fund will seek to maintain an average credit quality that is investment grade (BBB- or above).
The Fund may invest up to 25% of its net assets in foreign debt securities, including debt securities of issuers located in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles. The Fund may also invest in securities not considered foreign securities that carry foreign credit exposure. The Fund may invest up to 20% of its net assets in fixed income securities that are not denominated in U.S. dollars.
The Fund may invest in derivative instruments, including swap agreements (including interest rate and credit default swaps), options, futures contracts and forward foreign currency contracts. The Fund will primarily use such instruments to hedge or adjust its exposure to interest rates or credit risk and to manage the portfolio’s duration
The Fund may invest up to 15% of its net assets in illiquid securities. The Fund may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A promulgated under the Securities Act of 1933, as amended. The Fund may also purchase municipal securities. The Fund’s investments may include securities that do not produce immediate cash income, such as zero coupon securities and payment-in-kind securities.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund may buy or sell a security with payment and delivery taking place in the future. The Fund may also engage in TBA transactions, which are transactions in which a fund buys or sells mortgage-backed securities on a forward commitment basis. The Fund may engage in short sales of TBA mortgages, including short sales on TBA mortgages the Fund does not own.
The Fund utilizes active duration (i.e., making investments to reduce or increase the sensitivity of the Fund’s portfolio to interest rate changes) and yield curve positioning (i.e., making investments that allow the Fund to benefit from varying interest rates) for risk management and for generating alpha.
The portfolio managers utilize the Bloomberg 1-3 Year Government/Credit Index as a reference in structuring the portfolio, but the Fund is not an index fund. The portfolio managers decide on appropriate risk factors such as sector and issuer weightings and duration relative to this index. The portfolio managers then employ proprietary technology to calculate appropriate position sizes for each of these risk factors. In doing so, the portfolio managers consider recommendations from a globally interconnected team of specialist decision makers in positioning the Fund to generate alpha.
The portfolio managers generally rely upon a team of market-specific specialists for trade execution and for assistance in determining efficient ways (in terms of cost-efficiency and security selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. Specialists employ a bottom-up approach to recommend larger or smaller exposure to specific risk factors. In general, specialists will look for attractive risk-reward opportunities and securities that best enable the Fund to pursue those opportunities.
The portfolio managers consider the recommendations of these market-specific specialists in adjusting the Fund’s risk exposures and security selection on a real-time basis using proprietary communication technology.
Decisions to purchase or sell securities are determined by the relative value considerations of the portfolio managers that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (such as duration, yield curve positioning and sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality or general liquidity needs of the Fund. The credit research process utilized by the Fund to implement its investment strategy in pursuit of its investment objective considers factors that may include, but are not limited to, an issuer’s operations, capital structure and environmental, social and governance (“ESG”) considerations. Credit quality analysis for certain issuers therefore may consider whether any ESG factors pose a material financial risk or opportunity to an issuer. The Sub-Adviser may determine that ESG considerations are not material to certain issuers or types of investments held by the Fund. In addition, not all issuers or Fund investments may undergo a credit quality analysis that considers ESG factors, and not all investments held by the Fund will rate strongly on ESG criteria.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
Temporary Defensive Strategies
The Fund may take a temporary defensive position and hold a portion of its assets in cash or cash equivalents and money market funds (including affiliated money market funds) if there are inadequate investment opportunities available due to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. Doing so could help the Fund avoid losses in the event of falling market prices and provide liquidity to make additional investments, but may mean lost investment opportunities in a period of rising market prices. During these periods, the Fund may not achieve its investment objective.
Principal Risks of Investing in the Fund
The following provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in the Fund's “Summary Information” section. Any of the following risks may impact the Fund’s NAV which could result in the Fund trading at a premium or discount to NAV.
Market Risk. The Fund’s holdings are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. You should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value of the holdings in the Fund’s portfolio. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflict, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.
COVID-19 Risk. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its
6

spread have resulted in travel restrictions, disruptions of health care systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Market Disruption Risks Related to Russia-Ukraine Conflict. Following Russia’s invasion of Ukraine in late February 2022, various countries, including the United States, as well as North Atlantic Treaty Organization (NATO) member countries and the European Union, issued broad-ranging economic sanctions against Russia. The war in Ukraine (and the potential for further sanctions in response to Russia’s continued military activity) may escalate. These and other corresponding events, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors including, but not limited to, energy and financials. Russia may take additional countermeasures or retaliatory actions (including cyberattacks), which could exacerbate negative consequences on global financial markets. The duration of the conflict and corresponding sanctions and related events cannot be predicted. The foregoing may result in a negative impact on Fund performance and the value of an investment in the Fund, even beyond any direct investment exposure the Fund may have to Russian issuers or the adjoining geographic regions.
Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio holdings, the Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these actions will produce the desired results.
Fixed-Income Securities Risk. The Fund invests in fixed-income securities, which are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government. Due to recent events in the fixed-income markets, including the potential impact of the FRB tapering its quantitative easing program, the Fund may be subject to heightened interest rate risk as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s NAV to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s returns.
Foreign Fixed-Income Investment Risk. Investments in fixed-income securities of non-U.S. issuers are subject to the same risks as other debt securities, notably credit risk, market risk, interest rate risk and liquidity risk, while also facing risks beyond those associated with investments in U.S. securities including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments.
High Yield Securities (Junk Bond) Risk. Compared to higher quality debt securities, high yield securities (commonly referred to as “junk bonds”) involve a greater risk of default or price changes due to changes in the credit quality of the issuer because they are generally unsecured and may be subordinated to other creditors’ claims. They are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. In addition, high yield debt securities often are issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which generally are less able than more financially stable firms to make scheduled payments of interest and principal.
Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities, and the use of credit ratings to select high yield debt securities can involve certain risks. For example, credit rating agencies may fail to change ratings in a timely fashion to reflect events since the security was last rated.
In addition, the values of junk bonds often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds. Their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price. Credit ratings on junk bonds do not necessarily reflect their actual market value.
U.S. Government Obligations Risk. The Fund may invest in U.S. government obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury. U.S. Government securities include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of those U.S. Government securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates. Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not
7

always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities.
Asset-backed securities have risk characteristics similar to mortgage-backed securities. Like mortgage-backed securities, they generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. In addition, TBA transactions involve the risk that the securities received may be less favorable than what was anticipated by the Fund when entering into the TBA transaction and counterparty risk. Default or bankruptcy of a counterparty to a TBA transaction would expose the Fund to potential loss and could affect the Fund’s returns.
Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit use and payment patterns, also may influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal, regulatory and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.
Certain mortgage-backed and asset-backed securities may be more volatile, less liquid and more difficult to value than other traditional types of debt securities. Privately-issued mortgage-backed and asset-backed securities may be less liquid than other types of securities and difficult to sell these securities at a desired time or price. During periods of market stress or high redemptions, a fund investing in mortgage-backed and asset-backed securities may be forced to sell these securities at significantly reduced prices, resulting in losses. Liquid privately-issued mortgage-backed and asset-backed securities can become illiquid during periods of market stress. Liquidity risk is even greater for mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Agency Debt Risk. Instruments issued by government agencies, including Fannie Mae and Freddie Mac, generally are backed only by the general creditworthiness and reputation of the government agency issuing the instrument and are not backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.
Collateralized Loan Obligations Risk. A CLO is an ABS whose underlying collateral is a pool of loans. Such loans may include domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, some of which may be below investment grade or equivalent unrated loans. Investments in CLOs carry the same risks as investments in loans directly, as well as other risks, including interest rate risk, credit and liquidity and valuation risks, and the risk of default. CLOs issue classes or “tranches” that vary in risk and yield. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. A CLO may experience substantial losses attributable to loan defaults. An investment in a CLO may decrease in market value because of (i) loan defaults or credit impairment, (ii) the disappearance of subordinate tranches, (iii) market anticipation of defaults, and (iv) investor aversion to CLO securities as a class. These risks may be magnified depending on the tranche of the CLO securities. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches.
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in emerging market securities, and emerging market securities may have relatively low market liquidity, decreased publicly available information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Emerging market securities also are subject to the risks of expropriation, nationalization or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in emerging market securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions. Emerging markets usually are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change.
Sovereign Debt Risk. Investments in sovereign debt securities involve special risks, including the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited.
Certain issuers of sovereign debt may be dependent on disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Such disbursements may be conditioned upon a debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. A failure on the part of the debtor to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may impair the debtor's ability to service its debts on a timely basis. If the Fund is a holder of government debt, it may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.
Changing Global Fixed-Income Market Conditions Risk. The historically low interest rate environment observed over the past several years was created in part by the FRB and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. In recent years, the FRB and certain foreign central banks began “tapering” their quantitative easing programs, leading to fluctuations in the Federal Funds Rate and equivalent foreign rates. In response to the impact of the COVID-19 pandemic, in March 2020 the FRB announced cuts to the Federal Funds Rate and a new round of quantitative easing, before implementing several rounds of rate increases in 2022. It is difficult to predict the impact of these rate changes and any future rate changes on various markets. Any
8

additional changes to the monetary policy by the FRB and foreign central banks or other regulatory actions may affect interest rates and/or reduce liquidity for fixed-income investments, particularly those with longer maturities. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by APs, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics. One measure of this sensitivity is called duration. The longer the duration of a particular bond, the greater its price sensitivity is to interest rates. Similarly, a longer duration portfolio of securities has greater price sensitivity. To illustrate, if a portfolio is composed of fixed income securities with an average duration of five years, the portfolio’s value can be expected to fall approximately 5% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise approximately 5% if interest rates fall by 1%. A similar portfolio with an average duration of three years is characterized as being less sensitive to duration, since its value can be expected to fall only 3% in the event interest rates rise by 1%. In addition, a period of falling or low interest rates may also prompt some issuers to refinance their existing debt, which could affect the returns from certain securities and, consequently, the Fund’s performance.
Derivatives Risk. The Fund may invest in derivatives, such as futures contracts, options, and options on futures contracts, as applicable. Derivatives are financial instruments that derive their value from an underlying asset, such as a security, index or exchange rate. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives may be riskier than other types of investments and may be more volatile, less tax efficient and less liquid than other securities.
Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If the Fund uses derivatives to “hedge” a portfolio risk, the change in value of a derivative may not correlate as expected with the underlying asset being hedged, and it is possible that the hedge therefore may not succeed. In addition, given their complexity, derivatives may be difficult to value.
Derivatives are subject to a number of risks including credit risk, interest rate risk, and market risk. Credit risk refers to the possibility that a counterparty will be unable and/or unwilling to perform under the agreement. Interest rate risk refers to fluctuations in the value of an asset resulting from changes in the general level of interest rates. OTC derivatives are also subject to counterparty risk (sometimes referred to as “default risk”), which is the risk that the other party to the contract will not fulfill its contractual obligations.
Derivatives may be especially sensitive to changes in economic and market conditions, and their use may give rise to a form of leverage. Leverage may cause the portfolio of the Fund to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities and other instruments held by the Fund. For some derivatives, such leverage could result in losses that exceed the original amount invested in the derivative. The Fund’s use of derivatives may be limited by the requirements for taxation of the Fund as a regulated investment company, as well as by regulatory changes.
Futures Contracts Risk. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. Risks of futures contracts may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Exchanges can limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability to implement the Fund’s strategies. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures are also subject to leverage risks and to liquidity risk.
Swap Agreements Risk. Swap agreements are contracts among the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index). Swap agreements may be negotiated bilaterally and traded OTC between two parties or, in some instances, must be transacted through a futures commission merchant or swap execution facility and cleared through a clearinghouse that serves as a central counterparty. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Certain standardized swaps are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make swap transactions risk-free.
When-Issued, Delayed Delivery Securities and Forward Commitments Risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the counterparty to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. These transactions have a leveraging effect on the Fund because the Fund commits to purchase securities that it does not have to pay for until a later date. These investments therefore increase the Fund’s overall investment exposure and, as a result, its volatility. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has set aside to cover these positions.
Leverage Risk. Leverage occurs when the Fund’s market exposure exceeds amounts invested. The Fund’s exposure to derivatives and other investment techniques can create a leveraging effect on the portfolio. This leverage will vary over time and may at times be significant. Engaging in transactions using leverage or those having a leveraging effect subjects the Fund to certain risks. Leverage can magnify the effect of any gains or losses, causing the Fund to be more volatile than if it had not used leverage. The Fund may have a substantial cash position due to margin and collateral requirements related to the Fund’s use of derivatives. Such margin and collateral requirements may limit the Fund’s ability to take advantage of other investment opportunities, and the Fund also may have to sell or liquidate a portion of its assets at inopportune times to satisfy these requirements. This may negatively affect the Fund’s ability to achieve its investment objective. In addition, the Fund’s assets that are used as collateral to secure these transactions may decrease in value while the positions are outstanding, which may force the Fund to use its other assets to increase collateral. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount of the Fund’s assets. There is no assurance that a leveraging strategy will be successful.
LIBOR Transition Risk. The Fund may have investments in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. In the years following the 2008 final crisis, the integrity of LIBOR was increasingly questioned because several banks contributing to its calculation were accused of rate
9

manipulation and because of a general contraction in the unsecured interbank lending market. As a result, regulators and financial industry working groups in several jurisdictions have worked over the past several years to identify ARRs to replace LIBOR and to assist with the transition to the new ARRs. In connection with the transition, on March 5, 2021 the UK FCA, the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Consequently, the publication of most LIBOR rates ceased at the end of 2021, but a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates. Additionally, key regulators have instructed banking institutions to cease entering into new contracts that reference these USD LIBOR settings after December 31, 2021, subject to certain limited exceptions.
There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. For example, there can be no assurance that the composition or characteristics of any ARRs or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, although regulators have generally prohibited banking institutions from entering into new contracts that reference those USD LIBOR settings that continue to exist, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.
Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments. An issuer’s securities may decrease in value if its financial strength weakens, which may reduce its credit rating and possibly its ability to meet its contractual obligations. Even in the case of collateralized debt obligations, there is no assurance that the sale of collateral would raise enough cash to satisfy an issuer’s payment obligations or that the collateral can or will be liquidated.
Income Risk. The Fund’s income may decline when interest rates fall because the Fund may hold a significant portion of short duration securities and/or securities that have floating or variable interest rates. To the extent that the Fund invests in lower yielding bonds, and as the bonds in its portfolio mature, the Fund needs to purchase additional bonds, thereby reducing the Fund’s income.
Call Risk. Call risk (also termed prepayment risk) is the risk that a borrower repays its debts earlier than expected (especially if interest rates decline), resulting in premature repayment of a debt instrument. If interest rates fall, issuers of callable securities with high interest coupons may “call” (or repay) their bonds before their maturity date in accordance with the terms of the security. If such a repayment were to occur, the Fund would receive the principal (par) amount of the security and would no longer own that security. Any reinvestment of the amount of principal received would be subject to reinvestment risk, and the Fund could be forced to reinvest in a lower yielding security, which could reduce the Fund’s net investment income. If the Fund purchases a debt security at a premium to its par value, and that security is called at par, the Fund could lose money.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning. Reinvestment risk is greater during periods of declining interest rates, as prepayments often occur faster. This may require the Fund to reinvest the proceeds at an earlier date, and it may be able to do so only at lower yields, thereby reducing its return.
Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.
Non-Diversified Fund Risk. Because the Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. In addition, fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund invests, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.
When the Fund receives income in foreign currencies, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rates in effect on that date. Therefore, if the values of the relevant foreign currencies fall relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forwards, futures or options contracts to purchase or sell foreign currencies.
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline.
Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. In certain circumstances, market quotations may not be readily available for some securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuations in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at
10

any time, and it is possible that the Fund would incur a loss because a security is sold at a discount to its established value.
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when you will not be able to purchase or sell your Shares. As a result, trading spreads and the resulting premium or discount on the Shares may widen, and, therefore, increase the difference between the market price of the Shares and the NAV of such Shares.
Environmental, Social and Governance (ESG) Considerations Risk. The ESG considerations assessed as part of a credit research process to implement the Fund’s investment strategy in pursuit of its investment objective may vary across types of eligible investments and issuers, and not every ESG factor may be identified or evaluated for every investment. The incorporation of ESG factors as part of a credit analysis may affect theFund’s exposure to certain issuers or industries and may not work as intended. Information used to evaluate such factors may not be readily available, complete or accurate, and may vary across providers and issuers. There is no guarantee that the incorporation of ESG considerations will be additive to the Fund’s performance.
Authorized Participant Concentration Risk. Only APs may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. The risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting. Investments in non-U.S. securities, which may have lower trading volumes or could experience extended market closures or trading halts, may increase the risk that APs may not be able to effectively create or redeem Creation Units or the risk that the Shares may be halted and/or delisted.
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in pursuing its investment objective and may also engage in TBA transactions, which may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders.
Cash Transaction Risk. Unlike most ETFs, the Fund effects creations and redemptions principally for cash, rather than principally in-kind because of the nature of the Fund’s investments. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the Fund level. Because the Fund currently intends to effect redemptions principally for cash, rather than principally for in-kind securities, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Fund may recognize a capital gain on these sales that might not have been incurred if the Fund had made a redemption in-kind, and this may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs.
Market Trading Risk. The Fund faces numerous market trading risks, including losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Although Shares are listed for trading on a securities exchange, there can be no assurance that an active trading market for Shares will develop or be maintained by market makers or APs, that Shares will continue to trade on any such exchange or that Shares will continue to meet the requirements for listing on an exchange. Any of these factors, among others, may lead to the Shares trading at a premium or discount to the Fund’s NAV. As a result, an investor could lose money over short or long periods. Further, the Fund may experience low trading volume and wide bid/ask spreads. Bid/ask spreads vary over time based on trading volume and market liquidity (including for the underlying securities held by the Fund), and are generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity.
In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. The Adviser cannot predict whether the Shares will trade below, at or above the Fund’s NAV. Exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, APs, or other market participants, or periods of significant market volatility or stress, may result in trading prices for the Shares that differ significantly from the value of the Fund’s underlying holdings, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. Additionally, APs may be less willing to create or redeem the Shares if there is a lack of an active market for such Shares or the Fund’s underlying investments, which may contribute to the Shares trading at a premium or discount.
Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. Index-based ETFs generally have traded at prices that closely correspond to NAV per share. Given the high level of transparency of the Fund’s holdings, the Adviser believes that the trading experience of the Fund should be similar to that of index-based ETFs. However, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.
11

Non-Principal Investment Strategies
The Fund has adopted a policy to invest, under normal market conditions, at least 80% of the value of its net assets (plus the amount of any borrowings for investment purposes) in the types of securities (i.e., fixed-income securities) suggested by the Fund’s name (the “80% investment policy”). The Fund’s 80% investment policy and investment objective are non-fundamental policies that the Board of Trustees (the “Board”) of Invesco Actively Managed Exchange-Traded Fund Trust (the “Trust”) may change without shareholder approval upon 60 days’ prior written notice to shareholders.
The fundamental and non-fundamental policies of the Fund is set forth in the Fund’s Statement of Additional Information (“SAI”) under the section “Investment Restrictions.”
Borrowing Money
The Fund may borrow money up to the limits set forth in the Fund’s SAI under the section “Investment Restrictions.”
Securities Lending
The Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for international securities) of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.
Additional Risks of Investing in the Fund
The Fund may also be subject to certain other non-principal risks associated with its investments and investment strategies. The following provides additional non-principal risk information regarding investing in the Fund.
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security and related risks. Cybersecurity incidents involving the Fund and its service providers (including, without limitation, the Adviser, the Sub-Adviser, fund accountant, custodian, transfer agent and financial intermediaries) have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which the Fund invests, counterparties with which the Fund engages, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies, other financial institutions and other parties. The Fund and its shareholders could be negatively impacted as a result.
Large Shareholder Risk. Certain shareholders, including a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity, may from time to time own a substantial amount of Shares or may invest in the Fund and hold its investment for a limited period of time solely to facilitate the commencement of the Fund or to facilitate the Fund achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment. Dispositions of a large number of Shares by these shareholders may adversely affect the Fund’s liquidity and net assets to the extent such transactions are executed directly with the Fund in the form of redemptions through an AP, rather than executed in the secondary market. These redemptions may also force the Fund to sell portfolio securities when it might not otherwise do so, which may negatively impact the Fund’s NAV and increase the Fund’s brokerage costs. Further, such sales may accelerate the realization of taxable income and/or gains to shareholders, or the Fund may be required to sell its more liquid Fund investments to meet a large redemption, in which case the Fund’s remaining assets may be less liquid, more volatile, and more difficult to price. To the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the
Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. To the extent these large shareholders transact in shares on the secondary market, such transactions may account for a large percentage of the trading volume on the Fund’s exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Additionally, if a sector or sectors in which the Fund is concentrated is negatively impacted to a greater extent by such events, the Fund may experience heightened volatility. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of the Fund’s investments.
Securities Lending Risk. Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund lends its securities and is unable to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Fund will bear any loss on the investment of its cash collateral.
Trading Issues Risk. Investors buying or selling Shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. Moreover, trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, if the Fund holds securities that are primarily listed on such exchanges, the value of such securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Tax Structure of ETFs
Unlike interests in conventional mutual funds, which typically are bought and sold only at closing NAVs, the Shares are traded throughout the day in the secondary market on a national securities exchange and are issued and redeemed principally for cash in Creation Units at each day’s next calculated NAV. Because the Fund will redeem Shares principally in cash, investments in the Shares will not typically gain the tax-advantaged benefits associated with exchange-traded funds that redeem shares principally in-kind. Such in-kind arrangements are designed to protect shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash
12

to meet such redemptions. These sales may generate taxable gains that must be distributed to the shareholders of the Fund, whereas an in-kind redemption mechanism will not lead to a taxable event for the Fund (to the extent that it uses in-kind redemptions) or its shareholders. However, the tax advantages of investing in Shares may be less pronounced than passive ETFs because the Fund is actively managed and, therefore, may have greater turnover in its portfolio securities, which could result in less tax efficiency than an investment in a fund that is not actively managed.
The Fund may recognize gains as a result of selling its securities. The Fund also may be required to distribute any such gains to its shareholders to avoid adverse federal income tax consequences. For information concerning the tax consequences of distributions, see the section entitled “Dividends, Other Distributions and Taxes” in this Prospectus.

Portfolio Holdings
A description of the Trust's policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.invesco.com/ETFs.

Management of the Fund
Invesco Capital Management LLC is a registered investment adviser with its offices at 3500 Lacey Road, Suite 700, Downers Grove, IL 60515. Invesco Capital Management LLC serves as the investment adviser to the Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco Exchange-Traded Self-Indexed Fund Trust and Invesco India Exchange-Traded Fund Trust, a family of ETFs, with combined assets under management of $170.5 billion as of October 31, 2022.
As the Fund’s investment adviser, the Adviser has overall responsibility for selecting and continuously monitoring the Fund’s investments, managing the Fund’s business affairs, and providing certain clerical, bookkeeping and other administrative services for the Trust.
Invesco Advisers, Inc. serves as the investment sub-adviser for the Fund. The Sub-Adviser is a registered investment adviser and is a subsidiary of Invesco Ltd., the parent company of the Adviser.
Subject to the supervision of the Adviser and the Board, the Sub-Adviser is responsible for the investment management of the Fund. The Sub-Adviser's principal business address is 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. In addition, the Sub-Adviser serves as the investment adviser to the Invesco mutual funds with combined assets under management of approximately $673.9 billion as of October 31, 2022.
Portfolio Managers
The Adviser and Sub-Adviser each use teams of portfolio managers, investment strategists and other investment specialists in managing the Fund. This team approach brings together many disciplines and leverages the Sub-Adviser’s extensive resources. In this regard, Michael Hyman, Chuck Burge, Matt Brill and Todd Schomberg (the “Portfolio Managers”) are jointly and primarily responsible for the day-to-day management of the Fund.
Investment decisions for the Fund are made by investment management teams at the Sub-Adviser. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has limitations on his or her authority for risk management and compliance purposes that the Sub-Adviser believes to be appropriate.
◾
Michael Hyman, Chief Investment Officer of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2013.
◾
Chuck Burge, Senior Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2002.
◾
Matt Brill, Senior Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2013.
◾
Todd Schomberg, Portfolio Manager of the Sub-Adviser, has been responsible for the management of the Fund since November 2022 and has been associated with the Sub-Adviser and/or its affiliates since 2016. Prior to joining the Sub-Adviser, he served as a Portfolio Manager and Vice President at Voya Investment Management from 2008 to 2016.
The Fund's SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts that the Portfolio Managers manage and the Portfolio Managers' ownership of Shares.
Advisory Fees
Pursuant to an investment advisory agreement between the Adviser and the Trust (the “Investment Advisory Agreement”), the Fund pays the Adviser an annual unitary management fee equal to 0.35% of the Fund’s average daily net assets (the “Advisory Fee”).
The Advisory Fee paid by the Fund to the Adviser is an annual unitary management fee. Out of the unitary management fee, the Adviser pays the Sub-Adviser’s fees and substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for distribution fees, if any, brokerage expenses, taxes, interest, Acquired Fund Fees and Expenses, if any, litigation expenses, and other extraordinary expenses, including proxy expenses (except for such proxies related to: (i) changes to the Investment Advisory Agreement, (ii) the election of any Board member who is an “interested person” of the Trust, or (iii) any other matters that directly benefit the Adviser).
The Fund may invest in money market funds that are managed by affiliates of the Adviser and other funds (including ETFs) managed by the Adviser or affiliates of the Adviser (collectively, “Underlying Affiliated Investments”). The indirect portion of the advisory fees that the Fund incurs through such Underlying Affiliated Investments is in addition to the Advisory Fee payable to the Adviser by the Fund. Therefore, the Adviser has agreed to waive a portion of its Advisory Fee and/or reimburse Fund expenses in an amount equal to 100% of the net advisory fees earned by the Adviser or an affiliate of the Adviser that are attributable to the Fund’s Underlying Affiliated Investments. This waiver does not apply to the Fund’s investment of cash collateral received for securities lending. These waivers are in place through at least August 31, 2024, and there is no guarantee that the Adviser will extend them past that date.
The Adviser has entered into an Investment Sub-Advisory Agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at 40% of the Adviser’s compensation of the sub-advised assets of the Fund.
A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and Investment Sub-Advisory Agreement with respect to the Fund will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended April 30, 2023.

How to Buy and Sell Shares
The Fund issues or redeems its Shares at NAV per Share only in Creation Units or Creation Unit Aggregations. Most investors buy and sell Shares in
13

secondary market transactions through brokers. Shares are listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares generally are purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
The Shares trade on the Exchange under the symbol “ISDB.”
Share prices are reported in dollars and cents per Share.
APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share, only in Creation Units or Creation Unit Aggregations, and in accordance with the procedures described in the SAI.
Under normal circumstances, the Fund will pay out redemption proceeds to a redeeming AP within two days after the AP’s redemption request is received, in accordance with the process set forth in the Fund’s SAI and in the agreement between the AP and the Fund’s distributor. However, the Fund reserves the right, including under stressed market conditions, to take up to seven days after the receipt of a redemption request to pay an AP, all as permitted by the 1940 Act. If the Fund has foreign investments in a country where local market holiday(s) prevent the Fund from delivering such foreign investments to an AP in response to a redemption request, the Fund may take up to 15 days after the receipt of the redemption request to deliver such investments to the AP.
The Fund anticipates meeting redemption requests either by paying redemption proceeds to an AP primarily through in-kind redemptions or in cash. Cash used for redemptions will be raised from the sale of portfolio assets or may come from existing holdings of cash or cash equivalents. If the Fund holds Rule 144A securities, an AP that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive those Rule 144A securities.
The Fund may liquidate and terminate at any time without shareholder approval.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Share Trading Prices
The trading prices of Shares on the Exchange may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares
Shares may be purchased and redeemed directly from the Fund only in Creation Units by APs. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. In-kind purchases and redemptions of Creation Units by APs and cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases or redemptions of the Shares. Cash purchases and/or redemptions of Creation Units, however, can result in increased disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund's ability to achieve its investment objective, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by APs increases. However, direct trading by APs is critical to ensuring that Shares trade at or close to NAV.
To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Adviser monitors trades by APs for patterns of abusive trading and the Fund reserves the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. In recognition of the nature of the Fund’s investments and that Shares are purchased and redeemed in Creation Units principally in cash, the Board has adopted policies and procedures with respect to frequent purchases and redemptions of Shares, which incorporate the practices described above, as well as additional trade monitoring for market timing activities.

Dividends, Other Distributions and Taxes
Dividends and Other Distributions
Generally, dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund also intends to distribute its net realized capital gains, if any, to shareholders annually. Dividends and other distributions may be declared and paid more frequently to comply with the distribution requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to avoid a federal excise tax imposed on regulated investment companies.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) and, as such, is not subject to entity-level tax on the income and gain it distributes. If you are a taxable investor, dividends and distributions you receive generally are taxable to you whether you reinvest distributions in additional Shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
◾
The Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to shareholders. If you are a taxable investor, distributions of net investment income generally are taxable to you as ordinary income.
14

◾
Distributions of net short-term capital gains are taxable to you as ordinary income. A fund with a high portfolio turnover rate (a measure of how frequently assets within the fund are bought and sold) is more likely to generate short-term capital gains than a fund with a low portfolio turnover rate.
◾
Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares.
◾
A portion of income dividends paid by the Fund may be reported as qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met. These reduced rates generally are available for dividends derived from the Fund’s investment in stocks of domestic corporations and qualified foreign corporations. Should the Fund invest primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
◾
The use of derivatives by the Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
◾
Distributions declared to shareholders with a record date in October, November or December—if paid to you by the end of January—are taxable for federal income tax purposes as if received in December.
◾
Any long-term or short-term capital gains realized on the sale of your Shares will be subject to federal income tax.
◾
If the Fund is terminated, a shareholder will receive a liquidating distribution(s) which should be treated as payment in exchange for the Shares held by the shareholder. As a result, each shareholder should recognize gain or loss in an amount equal to the difference between the shareholder’s adjusted tax basis in his or her shares and the liquidating distribution(s) he or she receives, except to the extent the Shares are held in a tax-advantaged arrangement. A liquidating distribution may be subject to backup withholding as described below.
◾
A shareholder’s cost basis information will be provided on the sale of any of the shareholder’s Shares, subject to certain exceptions for exempt recipients. Please contact the broker (or other nominee) that holds your Shares with respect to reporting of your cost basis and available elections for your account.
◾
At the time you purchase your Shares, the Fund’s NAV may reflect undistributed income or undistributed capital gains. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares just before the Fund declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.” In addition, the Fund’s NAV may, at any time, reflect net unrealized appreciation, which may result in future taxable distributions to you.
◾
By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your Shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 24% of any distributions or proceeds paid.
◾
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
◾
You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
◾
Fund distributions and gains from the sale of Shares generally are subject to state and local income taxes.
◾
If the Fund qualifies to pass through the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you. You will then be required to include your pro rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
◾
Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits, and estate taxes may apply to an investment in the Fund.
◾
Under the Foreign Account Tax Compliance Act (“FATCA”), a 30% withholding tax is imposed on income dividends made by the Fund to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. After December 31, 2018, FATCA withholding also would have applied to certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Shares; however, based on proposed regulations issued by the IRS, which can be relied upon currently, such withholding is no longer required unless final regulations provide otherwise (which is not expected). The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
◾
If the Fund invests in an underlying fund taxed as a RIC, please see any relevant section below for more information regarding the Fund’s investment in such underlying fund.
◾
The above discussion concerning the taxability of Fund dividends and distributions and of sales of Shares is inapplicable to investors that generally are exempt from federal income tax, such as retirement plans that are qualified under Section 401 and 403 of the Code and individual retirement accounts (“IRAs”) and Roth IRAs.
Taxes on Purchase and Redemption of Creation Units
To the extent that the Fund permits in-kind transactions, an AP that exchanges equity securities for a Creation Unit generally will recognize a capital gain or loss equal to the difference between the market value of the Creation Units at the time of exchange (plus any cash received by the AP as part of the issue) and the sum of the AP's aggregate basis in the securities surrendered plus any cash component paid. Similarly, an AP that redeems a Creation Unit in exchange for securities generally will recognize a capital gain or loss equal to the difference between the AP's basis in the Creation Units (plus any cash paid by the AP as part of the redemption) and the aggregate market value of the securities received (plus any cash received by the AP as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for a Creation Unit, or of a Creation Unit for securities, cannot be deducted currently under the rules governing
15

“wash sales” or on the ground that there has been no significant change in the AP's economic position. An AP exchanging securities should consult its own tax advisor(s) with respect to whether wash sale rules apply and when a loss otherwise might not be deductible.
Any capital gain or loss realized on a redemption of a Creation Unit generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less, assuming that such Creation Units are held as a capital asset. If you purchase or redeem one or more Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.
The foregoing discussion summarizes some of the more important possible consequences under current federal, state and local tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state, local and/or foreign tax on the Fund's distributions and sales and/or redemptions of Shares. Consult your personal tax advisor(s) about the potential tax consequences of an investment in the Shares under all applicable tax laws.

Distributor
Invesco Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value
The NAV for the Fund will be calculated and disseminated daily on each day that the NYSE is open for trading. The Bank of New York Mellon (“BNYM”) normally calculates the Fund’s NAV as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m., Eastern time). The Fund’s NAV is based on prices at the time of closing, and U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and then dividing the result by the number of Shares outstanding, rounding to the nearest cent. Generally, the portfolio securities are recorded in the NAV no later than the trade date plus one day. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are readily available and reliable are valued at market value. The Trust’s Board has designated the Adviser to fair value the Fund’s portfolio securities and other assets for which market quotations are not readily available and reliable in accordance with Board-approved policies and related Adviser procedures (the “Valuation Procedures”), subject to the Board’s oversight.
Securities listed or traded on an exchange (except convertible securities) generally are valued at the last trade price or official closing price that day as of the close of the exchange where the security primarily trades. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business day NAV per share, whereas securities of investment companies that are exchange-traded are valued at the last trade price or official closing price on the exchange on which they primarily trade. Deposits, other obligations of U.S. and non-U.S. banks and financial institutions, and cash equivalents are valued at their daily account value. Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they principally trade. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services. Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures. Foreign exchange-traded equity securities are valued at their market value if market quotations are available and reliable. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. The Adviser may discontinue the use of any pricing service at any time.
At times, a listed security’s market price may not be readily available. Moreover, even when market quotations are available for a security, they may be stale or unreliable. A security’s last market quotation may become stale because, among other reasons, (i) the security is not traded frequently, (ii) the security ceased trading before its exchange closed; (iii) market or issuer-specific events occurred after the security ceased trading; or (iv) the passage of time between when the security’s trading market closes and when the Fund calculates its NAV caused the quotation to become stale. A security’s last market quotation may become unreliable because of (i) certain issuer- or security-specific events, including a merger or insolvency, (ii) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (iii) market events, such as a significant movement in the U.S. market. When a security’s market price is not readily available, or the Adviser determines, in its judgment, that such price is stale or unreliable, the Adviser will value the security at fair value in good faith using the Valuation Procedures.
If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Fair value pricing involves subjective judgments, and fair value pricing methods may change from time to time. It is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. Because the Fund seeks to track the Underlying Index, the use of fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which may increase the Fund’s tracking error.

Fund Service Providers
BNYM, 240 Greenwich Street, New York, New York 10286, is the administrator, custodian, transfer agent and fund accounting and dividend disbursing agent for the Fund.

Stradley Ronon Stevens & Young, LLP, 191 North Wacker Drive, Suite 1601, Chicago, Illinois 60606, and 2000 K Street, NW, Suite 700, Washington, D.C. 20006, serves as legal counsel to the Trust.

PricewaterhouseCoopers LLP (“PwC”), One North Wacker Drive, Chicago, Illinois 60606, serves as the Fund’s independent registered public accounting firm. PwC is responsible for auditing the annual financial statements of the Fund and assists in the preparation and/or review of the Fund’s federal and state income tax returns.
16

Financial Highlights

The Fund is new and has no performance history as of the date of this Prospectus. Financial information for the Fund therefore is not available.
17

Premium/Discount Information
Information showing the number of days the market price of the Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter) is available on the Fund’s website at www.invesco.com/ETFs.

Other Information
Continuous Offering
The method by which Creation Unit Aggregations of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving the solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms also should note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3)(C) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions), and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act only is available with respect to transactions on a national exchange.
Delivery of Shareholder Documents–Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of the prospectus and other shareholder documents, please contact your broker-dealer. If you currently are enrolled in householding and wish to change your householding status, please contact your broker-dealer.
For More Information
For more detailed information on the Trust, the Fund and the Shares, you may request a copy of the Fund’s SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this prospectus. This means that the SAI legally is a part of this prospectus. Additional information about the Fund’s investments also is available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s current Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. If you have questions about the Fund or Shares or you wish to obtain the SAI, Annual Report and/or Semi-Annual Report, free of charge, or to make shareholder inquiries, please:
Call:	Invesco Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time
Write:	Invesco Actively Managed Exchange-Traded Fund Trust c/o Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, Texas 77046-1173
Visit:	www.invesco.com/ETFs
Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this prospectus, and you should not rely on any other information. Read and keep this prospectus for future reference.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, generally are required to deliver a prospectus. This is in addition to any obligation of dealers to deliver a prospectus when acting as underwriters.
The Trust's registration number under the 1940 Act is 811-22148.
18

Invesco Actively Managed Exchange-Traded Fund Trust
3500 Lacey Road, Suite 700		www.invesco.com/ETFs
Downers Grove, IL 60515	P-ISDB-PRO-1	800.983.0903 @InvescoETFs